                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  //  (a)

      of fiscal year ending:  12/31/98(b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A.   Registrant Name: New England Variable Annuity Separate Account

    B.   File Number:  811-8828

    C.   Telephone Number:  617-578-2000

2.  A.   Street:  501 Boylston Street

    B.   City:  Boston     C.      State:  MA        D.       Zip Code: 02116
                                                              Zip Ext:

    E.   Foreign Country:                           Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)    N
                                                                  -----

4.  Is this the last filing on this form by Registrant? (Y/N)     N
                                                                  -----

5.  Is Registrant a small business investment company (SBIC)?
    (Y/N)____________________________________________________     N
                                                                  -----
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N) _______    Y
                                                                  -----
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7.  A. Is Registrant a series or multiple portfolio company?
       (Y/N) ____
       [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period? _______________

For period ending 12/31/98                              If filing more than File
                  --------
Number 811-8828                                         one Page 47, "X" box:
           ----

UNIT INVESTMENT TRUSTS


111. A.  Depositor Name:   New England Life Insurance Company
                         -----------------------------------------

     B.  File Number (if any) ____________________________________

     C.  City:  Boston   State  MA   Zip Code 02116 Zip Ext.:_____
               --------        ----           -----

         Foreign Country: ___________ Foreign Postal Code: _______

111. A.  Depositor Name: _________________________________________

     B.  File Number (If any): ________________

     C.  City: __________ State: _____ Zip Code:_____ Zip Ext.:___

         Foreign County: ______________ Foreign Postal Code: _____


112. A.  Sponsor Name:____________________________________________

     B.  File Number (If any): ______________

     C.  City: _________ State: ______ Zip Code: ____ Zip Ext.:___

         Foreign Country: _____________ Foreign Postal Code: _____

112. A.  Sponsor Name: ___________________________________________

     B.  File Number (If any): _________________

     C.  City:__________ State: ______ Zip Code: ____ Zip Ext.:___

         Foreign Country: ____________ Foreign Postal Code: ______

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For period ending 12/31/98                              If filing more than File
                  --------
Number 811-8828                                         one Page 48, "X" box:
           ----

113. A.   Trustee Name: ____________________________________________

     B.   City: _________ State: _____ Zip Code: _____ Zip Ext.:____

          Foreign Country: ____________ Foreign Postal Code: _______

113. A.   Trustee Name: ____________________________________________

     B.   City: _________ State: _____ Zip Code: _____ Zip Ext.:____

          Foreign Country: ___________ Foreign Postal Code: _____

114. A.   Principal Underwriter Name: New England Securities Corporation
                                      ----------------------------------

     B.   File Number: 8- 13910
                          ---------

     C.   City: Boston State:   MA   Zip Code: 02116 Zip Ext.: ____
                ------        ------           -----

          Foreign Country: __________ Foreign Postal Code: _________

114. A.   Principal Underwriter Name:

     B.   File Number: 8- ____________

     C.   City:________ State: _______ Zip Code: ______ Zip Ext.: ____

          Foreign Country: ____________ Foreign Postal Code: ________

115. A.   Independent Public Accountant Name: Deloitte & Touche, LLP
                                              ----------------------

     B.   City:  Boston  State:   MA   Zip Code: 02110 Zip Ext.:_____
                --------        ------           -----

          Foreign Country: _______________ Foreign Postal Code: _____

115. A.   Independent Public Accountant Name: _______________________

          City: __________ State: _____ Zip Code: _____ Zip Ext.:____

          Foreign Country: _______________ Foreign Postal Code:______

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For period ending 12/31/98                              If filing more than File
                  --------
Number 811-8828                                         one Page 49, "X" box:
           ----

116. Family of Investment companies information:

     A.  Is Registrant part of a family of investment companies?
         (Y/N)_____________________________________________       N
                                                                  -----
                                                                  Y/N

     B.  Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _ _
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance company?
         (Y/N) ____________________________________________       Y
                                                                  -----
                                                                  Y/N
     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  Variable annuity contracts? (Y/N) ___________________    Y
                                                                  -----
                                                                  Y/N
     C.  Scheduled premium variable life contracts? (Y/N) ____    N
                                                                  -----
                                                                  Y/N
     D.  Flexible premium variable life contracts? (Y/N) _____    N
                                                                  -----
                                                                  Y/N
     E.  Other types of insurance products registered under the
         Securities Act of 1933? (Y/N) _______________________    N
                                                                  -----
                                                                  Y/N
118. State the number of series existing at the end of the
     period that had securities registered under the
     Securities Act of 1933 __________________________________    1
                                                                  -----
119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period _____________________________    0
                                                                  -----
120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted) _____________________________________ $________

121. State the number of series for which a current prospectus
     was in existence at the end of the period _______________    1
                                                                  -----
122. State the number of existing series for which additional units were registered under the Securities Act of 1933
     during the current period _______________________________    0
                                                                  -----

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For period ending 12/31/98                              If filing more than File
                  --------
Number 811-8828                                         one Page 50, "X" box:
       --------

123. State the total value of the additional units considered in answering item 122 ($000's omitted) _____________________$_________

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) __________________________ $________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal under writer during the current period solely from the sale of units of all series of Registrant ($000's omitted) ___________$693
                                                                       ---

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted)__________________________________________  $________

For period ending 12/31/98                              If filing more than File
                  --------
Number 811-8828                                         one Page 50, "X" box:
           ----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                 Number of       Total Assets     Total Income
                                  Series           ($000's        Distributions
                                 Investing         omitted)     ($000's omitted)

A.   U.S. Treasury
     direct issue               ________         $_________        $____________

B.   U.S. Government
     agency                     ________         $_________        $____________

C.   State and municipal
     tax-free                   ________         $_________        $____________

D.   Public utility debt        ________         $_________        $____________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                     ________         $_________        $____________

F.   All other corporate
     intermed. & long-term
     debt                       ________         $__________       $____________

G.   All other corporate
     short-term debt            ________         $__________       $____________

H.   Equity securities of
     brokers or dealers
     or parents of brokers
     or dealers                 ________         $__________       $____________

I.   Investment company
     equity securities          ________         $__________       $____________

J.   All other equity
     securities                    1             $835,648          $41,555
                                --------          ---------         ----------

K.   Other securities           ________         $__________       $____________

L.   Total assets of
     all series of
     registrant                    1             $835,648          $
                                --------          ---------         ------------

For period ending 12/31/98                              If filing more than File
                  --------
Number 811-8828                                         one Page 51, "X" box:
           ----

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
     other than the issuer? (Y/N)_____________________________________    N
                                                                        -----
                                                                          Y/N
     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                        -------
                                                                          Y/N
     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)_____________________
                                                                        -------
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                           $5,372
                                                                         -------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____

     811-______       811-_____    811-_____        811-_____       811-_____


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

                                  SIGNATURES
                                  ----------

     This report is signed on behalf of the registrant in the City of Boston and Commonwealth of Massachusetts on the 19th day of February, 1999.

                                       New England Variable Annuity
                                       Separate Account


                                       By: New England Life Insurance
                                           Company (Depositor)




Witness: /s/ Ellen Mitchell            By: /s/ Marie C. Swift
             Ellen Mitchell                    Marie C. Swift
                                               Counsel and Assistant Secretary

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